Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Prospectus Date	rr_ProspectusDate	Aug. 29, 2019
06.30 North Carolina Capital Management Trust Combo PRO-09 | Term Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to the The North Carolina Capital Management Trust: Government Portfolio and Term Portfolio August 29, 2019 Prospectus